STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipals, Inc.

June 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,866,621)	3.63	5/20/2033	1,700,655		1,937,870

Long-Term Municipal Investments - 129.6%
Alabama - 3.2%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	6,000,000		6,332,497
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.90	10/1/2050	2,500,000	[a]	2,574,413
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	6,000,000		9,129,946
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,000,000		2,384,496
				20,421,352
Arizona - 7.2%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,275,000	[b]	1,481,665
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2030	625,000	[b]	692,617
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2040	925,000	[b]	1,005,910
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[b]	1,104,403
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	5,770,000	[b]	6,932,979
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	4.00	2/1/2050	1,500,000		1,740,854
Arizona Industrial Development Authority, Revenue Bonds, Refunding (Basis Schools Projects) Ser. D	5.00	7/1/2051	380,000	[b]	435,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Arizona - 7.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds, Refunding (Basis Schools Projects) Ser. D	5.00	7/1/2047	1,035,000	[b]	1,188,214
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,000,000		1,162,657
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	2,480,000	[b]	2,799,474
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	3,000,000	[b]	3,618,886
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)	5.00	7/1/2047	2,000,000	[b]	2,240,471
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	1,000,000		1,411,581
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. B	5.35	10/1/2025	3,000,000	[b]	3,016,627
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	17.60	12/1/2037	4,030,000	[b,c,d]	5,606,574
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2035	2,360,000	[b]	2,637,430
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	2,210,741
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	6,000,000	[b]	6,107,822
				45,394,242
California - 5.1%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,137,931

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
California - 5.1% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[b]	1,190,266
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,000,000		1,159,255
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2021	2,000,000	[e]	2,059,253
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Refunding, Ser. A	5.00	8/1/2023	1,000,000		1,051,703
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	18.16	8/19/2021	5,000,000	[b,c,d]	5,223,191
Tender Option Bond Trust Receipts (Series 2016-XM0434), (The Regents of the University of California, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	18.15	5/15/2038	10,000,000	[b,c,d]	10,810,438
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	17.75	5/1/2050	7,780,000	[b,c,d]	9,557,838
				32,189,875
Colorado - 6.3%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,500,000		5,158,642
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000		1,069,177
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	4,560,000		4,730,596
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	2,000,000		2,193,323
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,250,000		1,507,162

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Colorado - 6.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	18.13	3/1/2038	7,500,000	[b,c,d]	7,734,501
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	18.11	11/15/2043	9,752,907	[b,c,d]	10,684,531
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	17.15	8/1/2044	4,440,000	[b,c,d]	6,025,023
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	800,000		855,735
				39,958,690
Connecticut - 2.3%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2034	2,000,000		2,667,283
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2040	1,000,000		1,294,272
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	2,500,000		2,996,071
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2051	2,000,000		2,382,360
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	995,000		1,082,146
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	3,500,000	[b]	4,067,286
				14,489,418
District of Columbia - 3.7%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail & Capital Improvement Projects) Ser. A	5.00	10/1/2039	1,000,000		1,242,784

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
District of Columbia - 3.7% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000		1,148,519
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	18.12	12/1/2035	19,992,830	[b,c,d]	21,255,698
				23,647,001
Florida - 6.7%
Alachua County Health Facilities Authority, Revenue Bonds (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2049	1,625,000		1,895,439
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	3,000,000		3,409,485
Capital Trust Agency, Revenue Bonds (WFCS Portfolio Projects) Ser. A	5.00	1/1/2056	750,000	[b]	863,792
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	6.00	6/15/2044	5,000,000	[b]	4,630,999
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	2,000,000		2,322,993
Miami-Dade County, Revenue Bonds	0.00	10/1/2045	3,000,000	[f]	1,434,381
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	2,850,000		3,305,310
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2042	735,000		896,099
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,600,000		2,872,776
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2029	1,000,000		1,152,727
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,500,000		2,772,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Florida - 6.7% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	14.31	10/1/2049	3,435,000	[b,c,d]	3,958,508
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	14.21	8/15/2049	5,535,000	[b,c,d]	6,382,849
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	14.14	10/1/2049	4,685,000	[b,c,d]	5,385,074
Village Community Development District No. 10, Special Assessment Bonds	6.00	5/1/2044	900,000		976,768
				42,259,800
Georgia - 4.4%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	1,460,000	[b]	1,595,866
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	18.12	10/1/2043	10,000,000	[b,c,d]	10,930,307
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	17.94	1/1/2056	3,600,000	[b,c,d]	4,400,131
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	15.62	7/1/2044	6,340,000	[b,c,d]	7,979,411
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	2,400,000		2,705,641
				27,611,356

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Hawaii - .5%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,500,000		1,666,045
Honolulu City & County, GO, Ser. C	4.00	7/1/2044	1,500,000		1,794,043
				3,460,088
Idaho - .8%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000		5,026,216
Illinois - 12.6%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000		1,759,344
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000		2,468,859
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,445,469
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,769,585
Chicago II, GO, Ser. A	5.00	1/1/2044	4,000,000		4,908,064
Chicago II, GO, Ser. A	5.50	1/1/2049	1,000,000		1,264,801
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,585,000		4,389,455
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,250,885
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,100,000		1,373,324
Illinois, GO, Ser. A	5.00	5/1/2038	3,900,000		4,693,644
Illinois, GO, Ser. C	5.00	11/1/2029	1,120,000		1,367,604
Illinois, GO, Ser. D	5.00	11/1/2028	2,825,000		3,461,993
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2040	1,750,000		2,001,592
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	4.00	1/1/2044	1,500,000		1,743,935
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,000,000		2,404,699
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,723,462
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	0.00	12/15/2054	21,800,000	[f]	8,550,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Illinois - 12.6% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	1,650,000		1,722,200
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	3,000,000		3,133,455
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,000,000		2,368,336
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, GO) Non-recourse, Underlying Coupon Rate (%) 5.00	17.98	12/1/2032	7,500,000	[b,c,d]	7,647,508
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.13	10/1/2040	12,000,000	[b,c,d]	14,025,323
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	1,000,000		1,112,063
				79,586,513
Indiana - 1.6%
Indiana Finance Authority, Revenue Bonds (Green Bond) (RES Polyflow Indiana)	7.00	3/1/2039	6,175,000	[b]	5,946,386
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2039	1,585,000		1,628,004
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. B	3.00	11/1/2030	1,000,000		1,078,986
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,232,715
				9,886,091
Iowa - 1.8%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	7,375,000		8,077,926
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	1,500,000		1,748,014

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Iowa - 1.8% (continued)
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,500,000		1,755,274
				11,581,214
Kansas - .1%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	825,000		848,972
Kentucky - .4%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,500,000		2,816,045
Louisiana - 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	3,100,000		3,459,156
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	1,000,000		1,173,954
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.83	7/1/2047	10,755,000	[b,c,d]	12,859,919
				17,493,029
Maine - .2%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2021	1,500,000	[e]	1,500,000
Maryland - 2.5%
Maryland Economic Development Corp., Tax Allocation Bonds (Port Covington Project)	4.00	9/1/2050	1,000,000		1,155,383
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,839,767
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000		1,138,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Maryland - 2.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.10	7/1/2042	9,000,000	[b,c,d]	10,039,315
				16,173,234
Massachusetts - 4.9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,929,427
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,000,000	[b]	1,094,673
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,400,000		1,634,744
Tender Option Bond Trust Receipts (Series 2016-XM0389), (Massachusetts School Building Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	18.13	5/15/2043	10,000,000	[b,c,d]	10,871,740
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.43	6/1/2047	12,750,000	[b,c,d]	15,658,092
				31,188,676
Michigan - 5.3%
Detroit, GO, Ser. A	5.00	4/1/2050	2,305,000		2,830,255
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2021	1,500,000	[e]	1,500,000
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	3,000,000		3,604,706
Michigan Finance Authority, Revenue Bonds (Beaumont Health Credit Obligated Group)	5.00	11/1/2044	5,165,000		6,023,219
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,000,000		2,266,909

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Michigan - 5.3% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,000,000	2,254,777
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2040	4,435,000	5,747,863
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D2	5.00	7/1/2034	2,000,000	2,334,487
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	14.15	11/15/2050	5,840,000	[b,c,d] 6,740,451
				33,302,667
Minnesota - .6%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000	3,603,274
Mississippi - .9%
Mississippi Development Bank, Revenue Bonds, Refunding (Magnolia Regional Health Center Project) Ser. A	6.50	10/1/2031	5,500,000	5,559,783
Missouri - 2.9%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	1,000,000	1,231,569
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	2,975,000	3,363,651
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2048	2,025,000	2,290,411
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds	5.13	6/1/2046	4,760,000	5,386,881
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Mercy Health)	4.00	6/1/2050	2,000,000	2,332,563
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	3,500,000	3,576,265
				18,181,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Multi-State - .4%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,380,000	[b]	2,638,047
Nevada - .8%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2036	1,500,000		1,804,482
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000		3,047,706
				4,852,188
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	3.75	7/2/2040	1,000,000	[b]	1,073,282
New Jersey - 4.2%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000		1,246,315
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	4,000,000		4,715,184
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2025	1,560,000		1,717,384
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,775,000		2,171,659
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,493,988
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,500,000		1,764,030
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2051	3,000,000		3,563,074
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	18.61	6/15/2040	3,250,000	[b,c,d]	3,770,308
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	750,000		919,133
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	3,410,000		4,055,254
				26,416,329

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
New York - 6.5%
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	1,500,000		1,765,105
New York City, GO, Ser. D1	4.00	3/1/2050	5,040,000		5,900,228
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	6,885,000	[f]	3,504,680
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,000,000	[b]	7,758,076
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2045	1,000,000		1,151,785
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	3,500,000		3,962,829
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	1,475,000		1,752,379
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	2,114,829
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2046	3,000,000		3,573,800
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	14.07	11/15/2046	7,045,000	[b,c,d]	8,209,195
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,165,000		1,292,373
				40,985,279
North Carolina - 2.3%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	1,500,000		1,642,209

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
North Carolina - 2.3% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Pennybyrn at Maryfield Obligated Group)	5.00	10/1/2035	1,005,000		1,077,981
Tender Option Bond Trust Receipts (Series 2019-XF0792), (North Carolina Medical Care Commission, Revenue Bonds, Ser. A) Non-recourse, Underlying Coupon Rate (%) 4.00	14.52	11/1/2049	10,000,000	[b,c,d]	11,700,661
				14,420,851
Ohio - 8.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,250,000		1,462,042
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	14,250,000		16,658,472
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2031	3,955,000	[f]	3,299,242
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2029	3,955,000	[f]	3,483,881
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	2,000,000		2,311,928
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/1/2044	1,250,000		1,484,011
Muskingum County, Revenue Bonds (Genesis HealthCare System Project)	5.00	2/15/2022	4,590,000		4,694,691
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper OH Project)	4.50	1/15/2048	2,250,000	[b]	2,644,236
Tender Option Bond Trust Receipts (Series 2016-XM0380), (Hamilton County, Revenue Bonds, Refunding (The Metropolitan Sewer District of Greater Cincinnati)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.13	12/1/2038	17,000,000	[b,c,d]	18,718,838
				54,757,341

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Oklahoma - .3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000	1,834,391
Oregon - .5%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000	1,656,766
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Manor Obligated Group) Ser. A	5.00	11/15/2036	1,220,000	1,466,522
				3,123,288
Pennsylvania - 2.8%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,500,000	1,943,154
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,175,000	1,280,058
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2036	3,675,000	4,195,691
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,500,000	1,511,255
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,772,067
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,250,000	1,673,600
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,500,000	1,936,196
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	2,740,000	3,271,047
				17,583,068
Rhode Island - 1.4%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2038	7,035,000	8,728,367
South Carolina - 2.8%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000	1,146,117

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 129.6% (continued)
South Carolina - 2.8% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	13.91	12/1/2043	15,000,000	[b,c,d]	16,565,952
				17,712,069
Tennessee - .8%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.86	7/1/2040	5,000,000	[b,c,d]	5,441,382
Texas - 8.8%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,995,505
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,716,354
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,696,037
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	4,500,000		5,198,719
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	6,000,000		7,012,723
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000		1,174,254
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2050	6,500,000	[f]	1,825,427
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,587,192
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		1,180,894
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	18.13	2/1/2043	16,750,000	[b,c,d]	17,975,502
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,300,000		1,467,069

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Texas - 8.8% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	8,930,000	11,022,431
				55,852,107
U.S. Related - 1.8%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	965,000	1,015,607
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	3,500,000	3,613,728
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	8,010,000	[g] 6,648,300
				11,277,635
Utah - .7%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,190,000	1,415,532
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,345,000	2,795,636
				4,211,168
Virginia - 2.7%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	2,100,000	2,119,158
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	20.47	7/1/2057	7,500,000	[b,c,d] 9,318,711
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	3,380,000	4,055,207
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,620,000	1,944,910
				17,437,986
Washington - 5.2%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000	2,380,582
Port of Seattle, Revenue Bonds, Ser. D	5.00	5/1/2027	4,300,000	5,289,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 129.6% (continued)
Washington - 5.2% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	9.11	7/1/2058	17,000,000	[b,c,d] 20,450,758
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	3,200,000	[b] 3,484,313
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	998,880	1,166,179
				32,771,213
Wisconsin - 1.9%
Public Finance Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. A	5.00	11/15/2041	1,000,000	1,222,592
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	2,050,000	2,306,888
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2040	1,175,000	[b] 1,421,927
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2048	2,000,000	[b] 2,213,733
Public Finance Authority, Revenue Bonds, Refunding (Blue Ridge Healthcare Obligated Group)	4.00	1/1/2045	1,835,000	2,116,388
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2047	750,000	[b] 826,882
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	2,000,000	2,140,404
				12,248,814
Total Long-Term Municipal Investments (cost $734,679,544)			819,543,681
Total Investments (cost $736,546,165)			129.9%	821,481,551
Liabilities, Less Cash and Receivables			(17.4%)	(110,350,730)
Preferred Stock, at redemption value			(12.5%)	(78,900,000)
Net Assets Applicable to Common Shareholders			100.0%	632,230,821

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $386,552,090 or 61.14% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipals, Inc.

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,937,870	-	1,937,870
Municipal Securities	-	819,543,681	-	819,543,681
Liabilities ($)
Floating Rate Notes	-	(195,855,737)	-	(195,855,737)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2021, accumulated net unrealized appreciation on investments was $84,935,386, consisting of $85,467,817 gross unrealized appreciation and $532,431 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.